UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: NOVEMBER 30

                   Date of reporting period: FEBRUARY 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Continental AG 1                                            71,931  $  7,395,809
--------------------------------------------------------------------------------
AUTOMOBILES--4.4%
Bayerische Motoren Werke AG 1                              254,829    12,242,339
--------------------------------------------------------------------------------
PSA Peugeot Citroen 1                                       93,330     5,443,861
--------------------------------------------------------------------------------
Toyota Motor Corp.                                         154,820     8,293,655
                                                                    ------------
                                                                      25,979,855
--------------------------------------------------------------------------------
DISTRIBUTORS--2.1%
Fujitsu Devices, Inc.                                      234,000     3,338,822
--------------------------------------------------------------------------------
Medion AG 1                                                612,923     8,957,914
                                                                    ------------
                                                                      12,296,736
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Compass Group plc                                        2,484,420     9,467,632
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Barratt Developments plc                                    85,650     1,551,973
--------------------------------------------------------------------------------
Haseko Corp. 1                                           2,498,500     8,741,135
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                          80,000     1,699,298
--------------------------------------------------------------------------------
Waterford Wedgwood plc 1                                25,809,781     1,630,687
                                                                    ------------
                                                                      13,623,093
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Agfa Gevaert NV 1                                          177,000     3,527,931
--------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                                   47,466     1,934,662
                                                                    ------------
                                                                       5,462,593
--------------------------------------------------------------------------------
MEDIA--2.6%
British Sky Broadcasting Group plc                         796,720     7,057,545
--------------------------------------------------------------------------------
Vivendi Universal SA 1                                     284,430     8,576,003
                                                                    ------------
                                                                      15,633,548
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Aoyama Trading Co. 1                                       199,038     6,121,801
--------------------------------------------------------------------------------
DSG International plc                                    1,976,700     5,963,837
--------------------------------------------------------------------------------
Kingfisher plc                                           1,956,896     7,834,930
--------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaekte Holding AG 1             66,553     1,915,999
                                                                    ------------
                                                                      21,836,567
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Aksa Akrilik Kimya Sanayii AS 1                            474,335     4,461,369

CONSUMER STAPLES--9.4%
--------------------------------------------------------------------------------
BEVERAGES--1.1%
Heineken NV                                                167,100     6,294,686
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                                1,543,360     9,150,409


1        |       OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

FOOD PRODUCTS--4.8%
CoolBrands International, Inc. 1                         2,236,600     5,707,369
--------------------------------------------------------------------------------
Nestle SA 1                                                 44,822    13,178,922
--------------------------------------------------------------------------------
RHM plc                                                    188,600       932,926

                                                            SHARES         VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Unilever NV                                                125,840  $  8,738,264
                                                                    ------------
                                                                      28,557,481
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Coreana Cosmetics Co. Ltd. 1                             1,477,993     3,684,804
--------------------------------------------------------------------------------
Reckitt Benckiser plc 1                                    141,049     5,022,531
                                                                    ------------
                                                                       8,707,335
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Amore Pacific Corp.                                          8,440     2,950,958

ENERGY--6.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
Petroleum Geo-Services ASA 1                               373,200    14,719,995
--------------------------------------------------------------------------------
OIL & GAS--4.1%
Eni SpA                                                    477,900    13,650,054
--------------------------------------------------------------------------------
Total SA, B Shares                                          42,920    10,795,747
                                                                    ------------
                                                                      24,445,801
FINANCIALS--20.7%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.4%
Anglo Irish Bank Corp.                                     453,300     7,430,173
--------------------------------------------------------------------------------
Bank of Ireland                                            576,791    10,279,457
--------------------------------------------------------------------------------
Credit Agricole SA 1                                       436,660    15,959,750
--------------------------------------------------------------------------------
Danske Bank AS 1                                            83,300     2,971,008
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The) 1                   387,135    12,963,580
                                                                    ------------
                                                                      49,603,968
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
Ichiyoshi Securities Co. Ltd.                              196,000     3,859,561
--------------------------------------------------------------------------------
Investor AB, B Shares 1                                    326,116     5,625,710
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                 305,900     5,790,916
--------------------------------------------------------------------------------
Van der Moolen Holding NV 1                                617,908     5,568,730
                                                                    ------------
                                                                      20,844,917
--------------------------------------------------------------------------------
INSURANCE--7.3%
Aegon NV 1                                                 959,333    15,839,070
--------------------------------------------------------------------------------
Aksigorta AS 1                                             156,000     1,641,368
--------------------------------------------------------------------------------
Compagnia Assicuratrice Unipol SpA, Preference 1           882,128     2,310,846
--------------------------------------------------------------------------------
Fondiaria-Sai SpA 1                                        501,971    14,959,916
--------------------------------------------------------------------------------
Swiss Reinsurance Co. 1                                    121,599     8,661,478
                                                                    ------------
                                                                      43,412,678
--------------------------------------------------------------------------------
REAL ESTATE--1.5%
Emperor Entertainment Hotel Ltd.                        11,663,000     4,103,883
--------------------------------------------------------------------------------


2        |       OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

First Juken Co. Ltd.                                       419,100     4,550,166
                                                                    ------------
                                                                       8,654,049
HEALTH CARE--7.1%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Sysmex Corp.                                                63,300     2,644,603
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Mediceo Paltac Holdings Co. Ltd.                           482,240     7,952,971

                                                            SHARES         VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.3%
China Pharmaceutical Group Ltd. 1                       10,762,000  $  1,997,613
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                        208,217     5,281,303
--------------------------------------------------------------------------------
Sanofi-Aventis SA 1                                        120,320    10,241,099
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                             156,300     8,736,661
--------------------------------------------------------------------------------
UCB SA 1                                                   111,000     5,259,817
                                                                    ------------
                                                                      31,516,493
INDUSTRIALS--15.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Qinetiq plc 1                                              843,400     2,932,941
--------------------------------------------------------------------------------
Safran SA 1                                                307,627     7,833,146
                                                                    ------------
                                                                      10,766,087
--------------------------------------------------------------------------------
AIRLINES--2.3%
Deutsche Lufthansa AG 1                                    533,295     8,785,896
--------------------------------------------------------------------------------
easyJet plc 1                                              761,992     4,958,849
                                                                    ------------
                                                                      13,744,745
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.7%
Royal Group Technologies Ltd. 1                            438,900     4,364,090
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Bacou-Dalloz SA 1                                           38,810     4,230,950
--------------------------------------------------------------------------------
Quebecor World, Inc.                                       761,600     7,740,314
                                                                    ------------
                                                                      11,971,264
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.7%
Okumura Corp. 1                                          1,119,000     6,036,757
--------------------------------------------------------------------------------
Technical Olympic SA 1                                     967,600     6,251,808
--------------------------------------------------------------------------------
Vinci SA                                                   105,980     9,791,205
                                                                    ------------
                                                                      22,079,770
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
RHJ International Ltd. 1                                   235,242     5,889,042
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Alarko Holding AS 1                                         91,000     4,453,311
--------------------------------------------------------------------------------
MARINE--3.1%
Attica Holdings SA 1                                     1,391,033     7,362,595
--------------------------------------------------------------------------------
Orient Overseas International Ltd. 1                     2,977,000    10,941,671
                                                                    ------------
                                                                      18,304,266

3        |       OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY--8.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
Nokia Oyj 1                                                520,100     9,671,381
--------------------------------------------------------------------------------
SunCorp Technologies Ltd. 1                             13,156,000     2,650,738
                                                                    ------------
                                                                      12,322,119
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.6%
Japan Digital Laboratory Co. Ltd.                          707,000     9,420,883
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
Epcos AG 1                                                 359,572     4,860,819
--------------------------------------------------------------------------------
Nichicon Corp.                                             473,400     5,942,409

                                                            SHARES         VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Tohoku Pioneer Corp.                                       226,500  $  4,319,790
                                                                    ------------
                                                                      15,123,018
--------------------------------------------------------------------------------
IT SERVICES--0.5%
Computacenter plc                                          629,790     3,137,406
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.8%
Canon, Inc.                                                165,620    10,403,341

MATERIALS--2.0%
--------------------------------------------------------------------------------
CHEMICALS--0.8%
GEA Group AG 1                                             271,713     4,444,010
--------------------------------------------------------------------------------
METALS & MINING--0.7%
Arcelor 1                                                  120,530     4,405,324
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
PaperlinX Ltd.                                           1,131,800     2,857,232

TELECOMMUNICATION SERVICES--6.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.9%
Cable & Wireless plc(2)                                  4,584,477     8,584,485
--------------------------------------------------------------------------------
France Telecom SA 1                                        312,290     6,815,209
--------------------------------------------------------------------------------
Telecom Italia SpA 1                                     1,297,800     2,984,355
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                      4,337,600     4,853,143
                                                                    ------------
                                                                      23,237,192
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.1%
KDDI Corp.                                                   1,617     8,308,318
--------------------------------------------------------------------------------
Vodafone Group plc                                       1,961,960     3,751,226
                                                                    ------------
                                                                      12,059,544
UTILITIES--0.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Okinawa Electric Power Co. (The) 1                          78,900     4,914,423
                                                                    ------------
Total Common Stocks (Cost $506,668,716)                              569,510,613

4        |       OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.9%
--------------------------------------------------------------------------------
Undivided interest of 1.62% in joint
repurchase agreement (Principal Amount/Value
$1,413,415,000, with a maturity value of
$1,413,592,855) with UBS Warburg LLC, 4.53%,
dated 2/28/06, to be repurchased at
$22,864,877 on 3/1/06, collateralized by
Federal National Mortgage Assn., 5%, 6/1/35,
with a value of $1,445,671,427 (Cost $22,862,000)    $22,862,000      22,862,000
--------------------------------------------------------------------------------

Total Investments, at Value (Cost $529,530,716)            100.0%    592,372,613
--------------------------------------------------------------------------------
Other Assets Net of Liabilities                              0.0         201,351
                                                     ---------------------------
Net Assets                                                 100.0%   $592,573,964
                                                     ===========================


Footnotes to Statement of Investments

1.    Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $530,910,591
                                              =============

Gross unrealized appreciation                 $ 87,784,089
Gross unrealized depreciation                  (26,322,067)
                                              -------------
Net unrealized appreciation                   $ 61,462,022
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale


5        |       OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

6        |       OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 28, 2006 / Unaudited
--------------------------------------------------------------------------------

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of February 28, 2006, the Fund had outstanding foreign currency contracts as follows:

                          EXPIRATION       CONTRACT AMOUNT       VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION           DATES                (000S)     FEBRUARY 28, 2006   APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro (EUR)                   3/27/06                23,700EUR        $28,298,797       $ 25,480      $  67,574
Japanese Yen (JPY)           3/27/06             1,950,000JPY         16,907,643             --         95,048
                                                                                       -----------------------
Total unrealized appreciation and depreciation                                         $ 25,480      $ 162,622
                                                                                       =======================


7        |       OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: April 19, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: April 19, 2006